Shareholder Report, Holdings (Details) - C000007973	May 31, 2026
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.60%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.20%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	38.80%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%